Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 674,133,203	₩ 620,730,141
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	28,548,973	33,216,254
Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	34,263	63,113
Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,697,882	2,076,099
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	430,258,973	391,885,336
Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	60,802,093	56,039,981
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	64,896,373	58,414,773
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	64,340,718	61,251,658
Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	23,553,928	17,782,927
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	191,613,655	176,370,069
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	24,864,116	30,486,441
Less than 1 month | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	34,263	63,113
Less than 1 month | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	170,540	31,100
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	32,258,357	30,170,280
Less than 1 month | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	51,899,638	44,779,587
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	60,818,846	55,002,284
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	515,883	385,809
Less than 1 month | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	21,052,012	15,451,455
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	50,771,760	43,173,389
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	796,046	845,977
1~3 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	628,905	689,261
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	45,442,330	38,040,760
1~3 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	106,637	1,413,545
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,204,770	10,740
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,542,470	2,070,392
1~3 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	50,602	102,714
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	60,764,744	54,791,811
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	329,809	501,733
3~6 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	117,975	46,369
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	57,821,874	52,331,623
3~6 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	385,952	571,552
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	91,704	207
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,992,334	1,202,211
3~6 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	25,096	138,116
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	96,721,074	88,916,765
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,151,073	860,975
6 months ~ 1 year | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	49,932	117,820
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	89,630,955	82,840,301
6 months ~ 1 year | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	608,957	1,160,406
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	634,600	414
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	4,273,021	3,649,376
6 months ~ 1 year | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	372,536	287,473
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	152,091,050	142,310,046
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	108,491	4,467
1~5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	563,246	310,954
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	129,534,255	119,243,663
1~5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,024,069	3,384,948
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,249,183	79,640
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	18,358,433	19,054,766
1~5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	253,373	231,608
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	122,170,920	115,168,061
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,299,438	516,661
More than 5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	167,284	880,595
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	75,571,202	69,258,709
More than 5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	5,776,840	4,729,943
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	897,270	3,321,488
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	36,658,577	34,889,104
More than 5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 1,800,309	₩ 1,571,561